Significant Accounting Policies and Judgments - Major Subsidiaries Over Which the Company Has Control (Details)	Jun. 30, 2021	Sep. 24, 2020
1769474 Alberta Ltd. (“1769474”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
2105657 Alberta Inc. (“2105657”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Cannabis Enterprises Inc. (“ACE”) (1)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Deutschland GmbH (“Aurora Deutschland”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Nordic Cannabis A/S (“Aurora Nordic”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%	51.00%
Reliva, LLC (“Reliva”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Whistler Medical Marijuana Corporation (“Whistler”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
ACB Captive Insurance Company Inc. (“Captive”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%